Transactions with Related Parties	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440, as per the management agreement between the Manager and the vessel – owning companies.
For the period from March 12 to December 31, 2021 and the period from January 1, 2022 to October 18, 2022 the management fees were $94,160 and $189,640, respectively and are included in “Management fees” in the combined statements of comprehensive income.

The
Manager provides also crew management services to the vessels. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $1,500 per vessel and the related fees are included in “Operating expenses – related party” in the combined statements of comprehensive income.
On July 7, 2022, the Company entered into a memorandum of agreement for the disposal of the vessel “Eco Bushfire” to IMPP for a total of $20,500,000. The vessel was delivered to its new owners on September 21, 2022 and an aggregate gain of $9,268,610 was realized as a result of this sale which is included in the Company’s combined statement of comprehensive income under the caption “Net gain on sale of vessel”.
On July 7, 2022, the Company entered into a memorandum of agreement for the disposal of the vessel “Eco Angelbay” to IMPP for a total of $18,500,000. The vessel was delivered to its new owners on October 19, 2022.

3.	Transactions with Related Parties
The
Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440, as per the management agreement between the Manager and the Company.
Based on the management agreement between the Manager and the Company, the Manager also receives a brokerage commission of 1.25% on freight, hire and demurrage per vessel.
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased are capitalized to the cost of the vessels as incurred, and are included in “Vessels, net” in the consolidated balance sheets.
The Manager also provides crew management services to the vessels. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning
Overseas Inc.. The
 Company pays to the Manager a fixed monthly fee of $2,500
per vessel for these services and the related expense is included in “Operating expenses – related party” in the consolidated statements of comprehensive income.
The services provided by Stealth Maritime Corporation S.A. (Note 1) which is the manager of Imperial Petroleum Inc.’s vessels are identical with the services provided by Brave Maritime Corporation S.A. since June 21, 2023.

In addition, an allocation

of general and administrative expenses incurred by Imperial Petroleum Inc. up to June
21
,
2023
has been included in General and administrative expenses of the Company based on the number of calendar days the Company’s vessels operated under Imperial Petroleum Inc.’s fleet compared to the number of calendar days of the total Imperial Petroleum Inc.’s fleet. These expenses consisted mainly of executive compensation, office rent, investor relations and consultancy fees (the “General and administrative expenses-related party”).
The related party receivable balance with European Institute of Regional Investments Inc. mainly relating to collections received on behalf of the Company was $146,708 as of December 31,
2022. The balance as at December 31, 2023 was nil.
The current account balance with the Manager at December 31, 2023 was a liability of $461,695. The
liability mainly relates to commissions on vessels purchased.
On July 7, 2023, the Company entered into a memorandum of agreement with Imperial Petroleum Inc. for the acquisition of the vessel “Afrapearl II” for an aggregate consideration of
$43,000,000
(Note 5). The vessel was delivered to the Company on July 14, 2023.

10
%
of the total consideration i.e.
$
4,300,000
was paid in cash, while the remaining amount of
$
38,700,000
is payable in July 2024 and has no stated interest. The vessel was recorded at its fair value of

$
40,000,000
as determined by an
independent broker and the liability was recorded at $
35,700,000
(the “Remaining Purchase Price”)
 on July 7, 2023. Since the payment of the remaining amount of $38,700,000 depends only on the passage of time, this arrangement has been accounted for as seller financing and the financing component amounting to $3,000,000, being the difference between the Remaining Purchase Price and the amount of $38,700,000 payable in July 2024, will be accounted for as interest over the life of the liability i.e. until July 2024. The interest expense amounting to
$
1,363,360
for the period from July 7, 2023 to December 31, 2023 is included in “Interest and finance costs -related party” in the consolidated statement of comprehensive income.
The current account balance with Imperial Petroleum Inc. at December 31, 2023 (2022: nil) was a liability of $38,069,321. The liability relates to the outstanding amount for the acquisition of the vessel “Afrapearl II which includes the Remaining Purchase Price, accrued interest of $1,363,360 and payables of $843,461 mainly relating to inventory on board the vessel as well as the accrued dividend payable
on Series A Preferred Shares amounting to $162,500

(Note 8).

The amounts charged by the Company’s related parties comprised the following:

	Location in consolidated statements of comprehensive income	Period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023
Management fees charged by Brave Maritime Corp.	Management fees – related parties	—	245,520
Management fees charged by Stealth Maritime Corp.	Management fees – related parties	77,440	150,480
Brokerage commissions charged by Brave Maritime Corp.	Voyage expenses – related parties	—	283,141
Brokerage commissions charged by Stealth Maritime Corp.	Voyage expenses – related parties	40,833	57,125
Superintendent fees	Vessels’ operating expenses – related parties	2,000	5,500
Crew management fees charged by Brave Maritime Corp.	Vessels’ operating expenses – related parties	—	43,750
Crew management fees charged by Stealth Maritime Corp.	Vessels’ operating expenses – related parties	5,000	30,000
General and administrative expenses – former parent	General and administrative expenses-related parties	121,327	268,089
Executive compensation	General and administrative expenses-related parties	—	252,785
Commission – vessel purchased	Vessels, net	390,000	430,000
Interest expense	Interest and finance costs – related party	—	1,363,360